Summary of Significant Accounting Policie (Details) - Schedule of basic and diluted net income (loss) per share of common stock - Kludein I Acquisition Corp. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A [Member]
Numerator:
Allocation of net income (loss)	$ 3,842,900	$ (323,233)
Denominator:
Basic weighted average shares outstanding	13,930,350	16,776,099
Basic and diluted net income (loss) per share of common stock	$ 0.28	$ (0.02)
Class B [Member]
Numerator:
Allocation of net income (loss)	$ 1,189,669	$ (82,793)
Denominator:
Basic weighted average shares outstanding	4,312,500	4,297,047
Basic and diluted net income (loss) per share of common stock	$ 0.28	$ (0.02)